NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details)						3 Months Ended		9 Months Ended	12 Months Ended
	Aug. 13, 2021 USD ($)	Jul. 01, 2021 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) $ / shares shares	Mar. 30, 2021	Mar. 16, 2021	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 01, 2021 $ / shares	Mar. 15, 2021	Dec. 31, 2019 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of Reporting Units								1	1
Reverse stock split ratio				0.18
Offering price | $ / shares												$ 6.25
Issuance of common stock in connection with public offering							$ 18,000,000
Other offering costs								$ 2,339,816
Number of convertible preferred shares outstanding | shares			0
Outstanding principal of convertible notes, converted			$ 5,500,000					$ 4,000,000
Accrued interest			$ 1,300,000			$ 64,110
Number of shares issued upon conversion | shares			1,206,614					842,429
Conversion price | $ / shares			$ 5.60			$ 5.60		$ 5.60
Convertible Notes outstanding						$ 0		$ 0
Payment of remaining principal balance						3,000,000.0		3,000,000
Working capital deficit						12,796,062		12,796,062	$ 18,663,321
Accumulated deficit						(35,969,015)		(35,969,015)	(29,057,587)					$ (24,405,503)
Cash						9,790,732		9,790,732	695,909					$ 53,893
Accounts payable and accrued expenses						1,376,560		1,376,560	$ 2,603,342
Remaining Balance Of Bridge Notes	$ 3,000,000.0
Proceeds from loans	$ 3,500,000
Bridge Note Outstanding								$ 0
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued and sold | shares			2,250,000					2,250,000
Offering price | $ / shares			$ 8.00
Issuance of common stock in connection with public offering			$ 18,000,000
Net proceeds		$ 18,200,000	15,700,000
Other offering costs			$ 600,000
Conversion of redeemable convertible preferred stock into common stock upon initial public offering (in shares) | shares			1,291,012
Number of shares issued upon conversion | shares								1,206,614
Underwriting Discounts		$ 1,900,000	$ 1,700,000
Overallotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued and sold | shares		337,500
Offering price | $ / shares		$ 8.00
Issuance of common stock in connection with public offering		$ 2,700,000
Net proceeds		18,200,000
Other offering costs		$ 600,000
Accrued interest								$ 700,000
Subsequent event
Subsidiary, Sale of Stock [Line Items]
Reverse stock split ratio					5.545
Interest rate													15.00%
Convertible Notes to related parties
Subsidiary, Sale of Stock [Line Items]
Outstanding principal of convertible notes, converted			5,491,663							$ 5,500,000	$ 5,500,000
Accrued interest			$ 1,257,066
Number of shares issued upon conversion | shares			1,206,614
Conversion price | $ / shares			$ 5.60
Convertible Notes outstanding						0		0
Loss on conversion of notes						$ 260,000		$ 300,000
Interest rate										6.00%	6.00%